Borrowings (Current)	12 Months Ended
Mar. 31, 2024
Borrowings Current [Abstract]
BORROWINGS (CURRENT)

NOTE 11A — BORROWINGS (CURRENT)

Borrowings consist of the following:

	As of March 31, 2024	As of March 31, 2023
	(US$)	(US$)
Secured Borrowings
Vehicle loan from financial institution	$10,044	10,946
Term Loans from a Bank	227,983	—
Unsecured Borrowings
0% Senior Convertible Notes	—	3,333,333
Preferred convertible Security	—	—
Loan from directors	$1,457,840	$532,960
Loan from a related party	$32,323	$1,304
Loan from others	—	10,587
	1,728,190	3,889,131

0% Senior unsecured convertible notes

On November 9, 2022, we entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with a certain accredited investor as purchaser (the “Investor”). Pursuant to the Securities Purchase Agreement, we sold, and the Investor purchased, $3,333,333.33 in principal amount of unsecured senior convertible notes (the “Convertible Notes”) and warrants (the “Warrants”). We have repaid the borrowings during the year ending March 31, 2024. The principle has been converted in to 261,012 common shares Refer to Note 16.

On August 31, 2023, the Company entered into a Securities Purchase Agreement (the “September 2023 Purchase Agreement”) with a certain accredited investor as purchaser, pursuant to which, the Company sold $1,004,705 in principal amount of the Company’s Series A Convertible Preferred Shares, par value $0.01 (the “Preferred Shares”), warrants to purchase the Company’s Preferred Shares (the “Preferred Warrants”) and warrants the (September 2023 Common Warrants”) to purchase the Company’s common shares, par value $0.01 (the “Common Shares). The Preferred Shares are convertible into Common Shares, at an initial conversion price per share of $0.40, subject to adjustment under certain circumstances described in the certificate of designations for the Preferred Shares. The holder of Preferred Shares has the option, at any time and for any amount of such Preferred Shares, to convert Preferred Shares at an alternative conversion price that is the lower of the conversion price in effect, or at a 85% discount to the then-volume weighted average price of our common shares, but in no event less than the conversion floor price of $0.0787 (such price, the “Preferred Alternate Conversion Price”). Refer to Note 25.

We have repaid the borrowings during the year ending March 31, 2024. The preferred shares have been converted in to 220,175 common shares. Refer to Note 16.

7% Senior secured promissory note

The Secured Promissory Notes amount is $1,000,000 at a 7% original issue discount. The securities of the note are senior guaranteed by Global Health Sciences, Inc., a Delaware corporation, and secured by a security interest in the assets of Global Health Sciences, Inc. In addition, the Company’s performance of its obligations hereunder is secured by a pledge of the Company’s shares of the common stock of Global Health Sciences, Inc. but are not convertible into the Company’s stock. The senior secured note also contains certain default provisions and is subject to standard covenants such as restrictions on issuing new debt. In conjunction with the note, the Company issued a warrant exercisable into 0.5 million shares with a term of three years and strike price of $10. The Warrants also contain certain antidilution provisions that apply in connection with any stock split, stock dividend, stock combination, recapitalization or similar transactions as well as a potential adjustment to the exercise price based on certain events. The outstanding warrants are recognized as a warrant liability on the balance sheet and measured at their inceptions date at fair value and subsequently re-measured at each reporting period with change being recorded as a component of other income in the statement of profit or loss and other comprehensive income. We have repaid the borrowings during the year ending March 31, 2024.

Loan from directors is interest free and is repayable on demand.

Loans from financial institutions is towards purchased of vehicles which has been kept as security with them. The borrowings are repayable in 36 equal installments and rate of borrowing is 8.5 % p.a.

Loan from a Bank is repayable in 60 months equal installments. Security offered for the Bank term Loan is as under:

Sr No.	Type of Security	Details
1	Primary	Hypothecation of entire current assets of the borrower, both present and future
2	Collateral	Equitable Mortgage of the following properties:
1. Open Land belonging to the Director of the Company
2. Residential property of the Company
3. Residential property belonging to the Director
3	Others	Duly signed standing instruction form with one undated cheque with amount kept blank to be obtained, however “Not exceeding amount << Sanction Loan Amount>> to be written on cheque
4	Guarantor	Personal Guarantee of the Director of the company